UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10479
                                                     ---------

                             UBS Event Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             UBS EVENT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

                             UBS EVENT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008




                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital .....................    1

Statement of Operations ...................................................    2

Statements of Changes in Members' Capital .................................    3

Statement of Cash Flows ...................................................    4

Notes to Financial Statements .............................................    5

Schedule of Portfolio Investments .........................................   13

                                                          UBS EVENT FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                                                               JUNE 30, 2008

--------------------------------------------------------------------------------------------
ASSETS

Investments in Investment Funds, at fair value (cost $235,250,000)              $344,127,266
Cash and cash equivalents                                                         38,914,611
Receivable from Investment Funds                                                  46,971,347
Interest receivable                                                                   40,743
Other assets                                                                          31,445
---------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                     430,085,412
---------------------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                            38,505,112
   Administrator fee                                                                 459,923
   Professional fees                                                                  92,500
   Administration fee                                                                 78,088
Other                                                                                100,029
---------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                 39,235,652
---------------------------------------------------------------------------------------------

NET ASSETS                                                                      $390,849,760
---------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                       $281,972,494
Accumulated net unrealized appreciation on investments                           108,877,266
---------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                $390,849,760
---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS EVENT FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                    PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

--------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                      $    195,163
------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                            195,163
------------------------------------------------------------------------------------------

EXPENSES

Administrator fees                                                               2,634,647
Professional fees                                                                  218,760
Administration fee                                                                 175,402
Other                                                                              163,927
------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                   3,192,736
------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                             (2,997,573)
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain from investments                                              17,066,436
Net change in unrealized appreciation/depreciation from investments            (28,408,549)
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                              (11,342,113)
------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                $(14,339,686)
------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS EVENT FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                        PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008 (UNAUDITED)
                                                AND YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------


                                                             UBS FUND
                                                           ADVISOR, L.L.C.          MEMBERS               TOTAL
-------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2007                         $ 2,273,751         $ 349,026,888          $351,300,639

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                               (88)           (6,025,615)           (6,025,703)
  Net realized gain from investments                              1,267            20,411,668            20,412,935
  Net change in unrealized
    appreciation/depreciation from investments                    2,328            36,011,034            36,013,362
Incentive Allocation                                          2,534,545            (2,534,545)                   --
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                   2,538,052            47,862,542            50,400,594
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                               --            45,843,098            45,843,098
  Members' withdrawals                                       (2,325,843)          (34,113,596)          (36,439,439)
  Offering costs                                                     (1)               (9,039)               (9,040)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                (2,325,844)           11,720,463             9,394,619
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                       $ 2,485,959         $ 408,609,893          $411,095,852
--------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                             $ (16)        $  (2,997,557)         $ (2,997,573)
  Net realized gain from investments                              1,060            17,065,376            17,066,436
  Net change in unrealized
    appreciation/depreciation from investments                     (861)          (28,407,688)          (28,408,549)
Incentive Allocation                                                197                  (197)                    -
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                         380           (14,340,066)          (14,339,686)
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                           23,333            35,058,971            35,082,304
  Members' withdrawals                                       (2,483,225)          (38,504,656)          (40,987,881)
  Offering costs                                                     --                  (829)                 (829)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                           (2,459,892)           (3,446,514)           (5,906,406)
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2008                           $    26,447         $ 390,823,313          $390,849,760
--------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS EVENT FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                           PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

---------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                   $(14,339,686)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                    (12,000,000)
Proceeds from disposition of investments                                     61,066,436
Net realized gain from investments                                          (17,066,436)
Net change in unrealized appreciation/depreciation from investments          28,408,549
Changes in assets and liabilities:
  (Increase) Decrease in assets:
      Receivable from Investment Funds                                      (46,381,341)
      Interest receivable                                                         3,667
      Other assets                                                              (31,445)
   Increase (Decrease) in payables:
      Administrator fee                                                           9,212
      Professional fees                                                         (17,819)
      Administration fee                                                         (1,878)
      Other                                                                      20,541
---------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                          (330,200)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                         35,082,304
Members' withdrawals                                                        (20,035,612)
Adviser withdrawals                                                          (2,483,225)
Offering costs                                                                     (829)
---------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                    12,562,638

Net increase in cash and cash equivalents                                    12,232,438
Cash and cash equivalents--beginning of period                               26,682,173
---------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                   $ 38,914,611
---------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
      Interest paid                                                        $      5,846
----------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS EVENT FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Event Fund, L.L.C. (the "Fund") formerly known as UBS Event & Equity Fund L.L.C. was organized as a limited liability company under the laws of Delaware on July 20, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the market value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Adviser is a direct wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests or a portion thereof
         (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements (See Schedule of Portfolio Investments).

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

         Various inputs are used in determining the value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1 -- quoted prices in active markets for identical securities. LEVEL 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         LEVEL 3 -- significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

         The  inputs  or  methodology  used  for  valuing   securities  are  not
         necessarily an indication of the risk associated with investing in those securities.

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets at fair value.

         -------------------------------------------------- -------------------------------
            VALUATION INPUTS                                  OTHER FINANCIAL INSTRUMENTS *
         -------------------------------------------------- -------------------------------
         Level 1 - Quoted Prices                                        $         --
         -------------------------------------------------- -------------------------------
         Level 2 - Other Significant Observable Inputs                            --
         -------------------------------------------------- -------------------------------
         Level 3 - Other Significant Unobservable Inputs                 344,127,266
         -------------------------------------------------- -------------------------------
         Total                                                          $344,127,266
         -------------------------------------------------- -------------------------------

         *Other Financial Instruments include investments in Investment Funds.

         Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

         -------------------------------------------------- -------------------------------
                                                              OTHER FINANCIAL INSTRUMENTS *
         -------------------------------------------------- -------------------------------
         BALANCE AS OF DECEMBER 31, 2007                                $404,535,815
         -------------------------------------------------- -------------------------------
         Accrued discounts/premiums                                               --
         -------------------------------------------------- -------------------------------
         Realized gain/(loss)                                             17,066,436
         -------------------------------------------------- -------------------------------
         Change in unrealized appreciation/(depreciation)                (28,408,549)
         -------------------------------------------------- -------------------------------
         Net purchases/(sales)                                           (49,066,436)
         -------------------------------------------------- -------------------------------
         Transfers in and/or out of Level 3                                       --
         -------------------------------------------------- -------------------------------
         BALANCE AS OF JUNE 30, 2008                                    $344,127,266
         -------------------------------------------------- -------------------------------

         *Other Financial Instruments include investments in Investment Funds.

         B.  INCOME RECOGNITION

         Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the cost recovery basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.  INCOME TAXES

         The Fund has reclassified $2,997,573 and $17,066,436 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the six month period ended June 30, 2008. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2008 and had no effect on net assets.

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.  INCOME TAXES (CONTINUED)

         In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2006) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2007 for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

E.       CASH AND CASH EQUIVALENTS

         Cash and cash equivalent consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

F.       REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2008, there were no outstanding repurchase agreements.

G.       USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS

         The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 1.25% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The Administrator Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the Administrator Fee will be paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Administrator Fee which is similarly allocated to all Members other than the Adviser or Administrator as described above.

         The Adviser will be entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net income in Members Capital derived from operations), if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period January 1, 2008 to June 30, 2008 and the year ended December 31, 2007 was $197 and $2,534,545, respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of the period ended June 30, 2008 and as of the year ended December 31, 2007, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         The Adviser withdrew $2,483,225 from their capital account during the period of January 1, 2008 to June 30, 2008 and $2,325,843 in the year ended December 31, 2007.

         Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

3.       RELATED  PARTY TRANSACTIONS (CONTINUED)

         funds  where  UBS  Fund  Adviser  LLC is the  investment  adviser.  All
         Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period January 1, 2008 to June 30, 2008 were $22,714, which is included in other expense.

         Other  investment   partnerships  sponsored  by  UBS  Americas  or  its
         affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PNC Global Investment Servicing (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC Global Investment Servicing receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by the PNC Global Investment Servicing.

5.       LOAN PAYABLE

         The Fund, along with other UBS sponsored funds, maintains a $200,000,000 committed unsecured revolving line of credit with Bank of Montreal, a Canadian chartered bank acting through its Chicago branch. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its Total Eligible Asset Value as defined by the credit agreement. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period from January 1, 2008 to June 30, 2008, the Fund had no borrowings.

         On July 29, 2008, the Fund, along with other UBS sponsored funds, renewed the $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal, for one year with a termination date of July 28, 2009. The provisions and terms of the renewed line of credit are consistent with the previous year's line of credit agreement except for certain new loan covenants. The new loan covenants address portfolio diversification limits and maximum portfolio loss levels.

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

6.       INVESTMENTS

         As of June 30, 2008, the Fund had investments in Investment Funds, none of which were related parties.

         Aggregate purchases and proceeds from sales of Investment Funds for the period from January 1, 2008, to June 30, 2008 amounted to $12,000,000 and $61,066,436, respectively.

         The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2008 will not be finalized by the Fund until after the fiscal year end.

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2.5% (per annum) of net assets and performance incentive fees or allocations from 16.50% to 30% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement.

7.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

8.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

9.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                    PERIOD FROM
                                  JANUARY 1, 2008                               YEARS ENDED DECEMBER 31,
                                  TO JUNE 30, 2008
                                     UNAUDITED           2007            2006            2005            2004           2003
                                     ---------           ----            ----            ----            ----           ----

         Ratio of net
         investment loss to
         average net assets(c)        (1.44)%(a)         (1.52)%         (1.50)%         (1.40)%        (1.46)%         (1.43)%

         Ratio of total
         expenses to average
         net assets before
         Incentive Allocation
         (c),(f)                        1.54%(a)           1.60%           1.56%           1.50%          1.49%           1.47%

         Ratio of total
         expenses to average
         net assets after
         Incentive Allocation
         (d),(f),(c)                    1.54%(a)           2.24%           2.22%           1.67%          1.90%           2.07%

         Portfolio turnover rate        3.09%             13.70%          23.69%          27.45%          8.67%          31.46%

         Total return before
         Incentive Allocation(e)      (3.44)%             14.08%          14.09%           3.25%          7.99%          14.81%

         Total return after
         Incentive Allocation(b)      (3.44)%             13.38%          13.38%           3.09%          7.58%          14.07%

         Average debt ratio(c)           --                0.53%           1.46%           0.04%            --              --

         Net asset value at end
         of period                  $390,849,760     $411,095,852    $351,300,639    $340,679,417    $343,730,804   $204,903,288

         (a)   Annualized

         (b) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

         (c) The average net assets used in the above ratios are calculated by using pre-tender net assets.

         (d) Ratio of total expenses to average net assets after Incentive Allocation to the Manager may vary from the above for individual Members due to Incentive Allocation if applicable and timing of capital transactions.

         (e) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on Incentive Allocation, if applicable, and the timing of capital transactions.

         (f) Ratio of total expenses to average net assets does not include the impact of expenses and incentive allocations and incentive fees related to the underlying Investment Funds.

                                                          UBS EVENT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008


----------------------------------------------------------------------------------------------------------------------
                                                                                                      REALIZED AND
                                                                                                       UNREALIZED
                                                                                  % OF MEMBERS'     GAIN/(LOSS) FROM
INVESTMENT FUND                                       COST          FAIR VALUE       CAPITAL           INVESTMENT
----------------------------------------------------------------------------------------------------------------------
North Run Qualified Partners, L.P.                $ 17,000,000     $ 23,525,023        6.02 %        $   (763,283)
Pershing Square IV, L.P.                             3,000,000        1,238,492        0.32              (478,428)
Steel Partners Japan Strategic Fund, L.P.           10,000,000        9,497,646        2.43              (914,002)
The Children's Investment Fund, L.P. - Class A      11,000,000       20,757,939        5.31            (2,861,543)
Wesley Capital QP, L.P.                             15,000,000       22,794,292        5.83            (1,386,960)
                                                  ------------     ------------       -----          ------------
 LONG /SHORT EQUITY SUBTOTAL                      $ 56,000,000     $ 77,813,393       19.91 %        $ (6,404,216)

Davidson Kempner Partners, L.P.                   $ 24,000,000     $ 25,378,900        6.49 %        $   (133,320)
OZ Domestic Partners, L.P.                           8,577,699       21,674,880        5.55              (671,235)
OZ Domestic Partners, L.P. (side pocket)             5,922,301        8,576,627        2.19               758,545
                                                  ------------     ------------       -------        ------------
 MULTI-STRATEGY SUBTOTAL                          $ 38,500,000     $ 55,630,407       14.23 %        $    (46,010)

Aspen Partners, L.P. - Series A                   $         --        $ 469,321        0.12 %        $   (313,025)
Harbinger Capital Partners I, L.P.                          --       43,882,733       11.23            13,684,144
Marathon Distressed Subprime Fund, L.P.             10,000,000        9,401,317        2.41              (695,919)
                                                  ------------     ------------       -------        ------------
 DISTRESSED CREDIT SUBTOTAL                       $ 10,000,000     $ 53,753,371       13.76 %         $12,675,200

Amber Fund, L.P.                                  $ 12,500,000     $ 18,857,690        4.82 %         $(2,201,318)
Brookdale International Partners, L.P.              16,750,000       26,104,162        6.68               931,986
Cycladic Catalyst Fund, L.P.                        14,544,394        4,657,515        1.19            (4,196,422)
Cycladic Catalyst Fund, L.P. (side pocket)             955,606          901,814        0.23               (53,792)
Gracie Capital, L.P.                                11,000,000       15,395,646        3.94            (2,390,570)
JANA Partners Qualified, L.P.                       15,000,000       19,515,524        4.99               735,824
JANA Piranha Fund, L.P.                              7,000,000        9,107,898        2.33               508,379
Pentwater Event Fund, L.L.C.                        18,000,000       16,026,153        4.10            (1,266,277)
Seneca Capital, L.P.                                14,000,000       25,279,980        6.47            (2,938,416)
Tala Partners II, L.P.                               9,000,000       10,136,417        2.59              (845,340)
Trian Partners, L.P.                                12,000,000#      10,947,296        2.80            (1,052,704)
                                                  ------------     ------------       -----          ------------
 SPECIAL SITUATIONS SUBTOTAL                      $130,750,000     $156,930,095       40.14 %        $(12,768,650)

Redeemed Investment Funds                                   --               --          --            (4,798,437)
                                                  ------------     ------------       -----          ------------
TOTAL                                             $235,250,000     $344,127,266       88.04 %        $(11,342,112)
                                                  ============     ============       =====          ============




-------------------------------------------------------------------------------------------------------------------------------

                                                                                                      DOLLAR AMOUNT OF FAIR
                                                   INITIAL                         FIRST AVAILABLE       VALUE FOR FIRST
INVESTMENT FUND                                 ACQUISITION DATE     LIQUIDITY        REDEMPTION      AVAILABLE REDEMPTI0N
-------------------------------------------------------------------------------------------------------------------------------
North Run Qualified Partners, L.P.                 12/1/2003         Quarterly       12/31/2008***          4,214,141
Pershing Square IV, L.P.                           6/1/2007           Annually
Steel Partners Japan Strategic Fund, L.P.          1/1/2006          Quarterly
The Children's Investment Fund, L.P. - Class A     11/1/2005          Annually       12/31/2008            20,757,939
Wesley Capital QP, L.P.                            9/1/2004          Quarterly

 LONG /SHORT EQUITY SUBTOTAL

Davidson Kempner Partners, L.P.                    10/1/2006          Annually
OZ Domestic Partners, L.P.                         10/1/2001          Annually
OZ Domestic Partners, L.P. (side pocket)           10/1/2001            N/A

 MULTI-STRATEGY SUBTOTAL

Aspen Partners, L.P. - Series A                    1/1/2002           Annually
Harbinger Capital Partners I, L.P.                 5/1/2002          Quarterly
Marathon Distressed Subprime Fund, L.P.            9/1/2007          Quarterly

 DISTRESSED CREDIT SUBTOTAL

Amber Fund, L.P.                                   1/1/2006          Quarterly
Brookdale International Partners, L.P.             8/1/2005          Quarterly
Cycladic Catalyst Fund, L.P.                       4/1/2005          Quarterly
Cycladic Catalyst Fund, L.P. (side pocket)         4/1/2005             N/A
Gracie Capital, L.P.                               1/1/2002           Annually
JANA Partners Qualified, L.P.                      1/1/2006          Quarterly
JANA Piranha Fund, L.P.                            3/1/2006          Quarterly
Pentwater Event Fund, L.L.C.                       10/1/2007          Annually
Seneca Capital, L.P.                               10/1/2001          Annually
Tala Partners II, L.P.                             10/1/2005       Semi-Annually
Trian Partners, L.P.                               1/1/2008           Annually      12/31/2010                     10,947,296


  *  Available frequency of redemptions after initial lock up period.
 **  Investment Funds with no date provided can be redeemed in full.
*** The dollar amount of fair value for first available redemption can be redeemed commencing on the date listed. The liquidity provisions for the locked up amount are annually. The remaining investment amount has no lock up or other redemption restrictions and are redeemable on a quarterly basis.

    The preceding notes are an integral part of these financial statements.

                             UBS EVENT FUND, L.L.C.

         The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on May 8, 2008. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

         The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

         The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Funds' performance relative to that of the Comparable Funds. The Directors observed that the Fund's performance since inception was below the range of performance of its Comparable Funds, although it trailed the next fund by only 0.3%. The Directors also acknowledged a point previously made by UBS Financial that most of the Comparable Funds were pure event driven whereas the Fund has a larger equity component. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility was the highest of its Comparable Funds, but only by approximately 1.1%..

         The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund exceeded the median management fee of its Comparable Funds (and was at the high end of the range), but that its incentive fee was equal to the median incentive fee being charged to its Comparable Funds. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fees were equal to the median management fees, although the incentive fees were equal to the highest incentive fees, being charged to all other Alternative Investment Group funds-of-funds. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

         The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees did not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Event Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date     8/26/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.